Fixed Assets - Components of Fixed Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 20,272	$ 20,121
Property plant and equipment, net	8,293	8,475
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	198	195
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,719	2,709
Accumulated depreciation	(1,223)	(1,147)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	17,355	17,217
Accumulated depreciation	$ (10,756)	$ (10,499)